NON-CONTROLLING INTERESTS - Effect of Changes in Ownership Interests of Less than Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017
Noncontrolling Interest [Abstract]
Consolidated net loss attributable to Dell Technologies Inc.	$ (100)	$ (846)	$ (732)	$ (1,171)	$ (85)	$ (1,742)	$ 574	$ 86	$ (2,849)	$ (1,167)
Transfers (to) from the non-controlling interests:
Increase in Dell Technologies Inc. additional paid-in-capital for equity issuances and other equity activity									620
Decrease in Dell Technologies Inc. additional paid-in-capital for equity issuances and other equity activity									(855)
Net transfers to non-controlling interests									(235)
Change from net loss attributable to Dell Technologies Inc. and transfers to/from the non-controlling interests									$ (3,084)